Stockholders' Equity/ (Deficit) - Schedule of Stock Options Assumptions (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Dividend yield	0.00%	0.00%
Expected volatility, minimum	45.00%	45.00%
Expected volatility, maximum		57.00%
Risk free rate, minimum	0.23%	0.23%
Risk free rate, maximum	0.38%	0.58%
Market and Service Condition Based Options [Member]
Dividend yield		0.00%
Expected volatility, minimum		76.00%
Expected volatility, maximum		88.10%
Risk free rate, minimum		0.24%
Risk free rate, maximum		0.30%
Minimum [Member]
Derived service period	5 years 3 months 19 days	5 years 3 months 19 days
Minimum [Member] | Market and Service Condition Based Options [Member]
Derived service period		1 year 7 months 2 days
Maximum [Member]
Derived service period	6 years 1 month 6 days	6 years 1 month 6 days
Maximum [Member] | Market and Service Condition Based Options [Member]
Derived service period		1 year 10 months 28 days